NATURE OF OPERATIONS	12 Months Ended
Aug. 31, 2019
Description Of Business [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Organigram Holdings Inc. (the “Company”) is a publicly traded corporation on the Toronto Stock Exchange (“TSX”) with its common shares trading under the symbol “OGI” and on the Nasdaq Global Select Market under the symbol “OGI”. The address of the registered office of OHI is 35 English Drive, Moncton, New Brunswick, Canada, E1E 3X3.

The Company’s major subsidiaries are Organigram Inc., a Licensed Producer (“LP”) of cannabis and cannabis derived products in Canada regulated by Health Canada under the Cannabis Act and the Cannabis Regulations of Canada, and 10870277 Canada Inc., a holding company for Organigram Holdings Inc.

Organigram Inc. was incorporated, under the laws of the Province of New Brunswick, Canada, on March 1, 2013. 10870277 Canada Inc. and Organigram Holdings Inc. are federal companies under the Canada Business Corporations Act.